Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2025	Sep. 30, 2024
Non-current assets
Goodwill	€ 1,515,095	€ 1,554,621
Intangible assets (other than goodwill)	1,585,049	1,639,393
Property, plant and equipment	345,370	318,843
Right-of-use assets	171,943	171,334
Deferred tax assets	980	117
Other assets	30,883	37,351
Total non-current assets	3,649,320	3,721,659
Current assets
Inventories	672,453	624,807
Trade and other receivables	242,014	114,302
Current tax assets	6,753	11,263
Other current assets	74,702	57,065
Cash and cash equivalents	261,834	355,843
Total current assets	1,257,756	1,163,280
Total assets	4,907,076	4,884,939
Shareholders' equity
Share premium	1,992,302	2,168,495
Other capital reserve	68,920	68,920
Retained earnings	672,038	417,578
Accumulated other comprehensive loss	(100,863)	(29,974)
Total shareholders' equity	2,632,397	2,625,019
Non-current liabilities
Loans and borrowings	1,166,088	1,169,965
Tax receivable agreement liability	330,776	344,590
Lease liabilities	143,993	143,199
Provisions	5,775	4,867
Deferred tax liabilities	157,219	131,003
Deferred income	13,637	13,737
Other liabilities	4,695	4,666
Total non-current liabilities	1,822,183	1,812,027
Current liabilities
Loans and borrowings	15,572	24,670
Tax receivable agreement liability	33,441	15,300
Lease liabilities	40,774	40,874
Trade and other payables	157,733	136,280
Accrued liabilities	32,272	29,411
Other financial liabilities	5,245	3,971
Provisions	27,773	31,164
Contract liabilities	9,880	7,999
Current tax liabilities	100,206	144,730
Other current liabilities	29,600	13,494
Total current liabilities	452,496	447,893
Total liabilities	2,274,679	2,259,920
Total shareholders' equity and liabilities	€ 4,907,076	€ 4,884,939